Indebtedness - Schedule of Indebtedness (Parentheticals) (Details) - CAD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Dec. 31, 2025
Term Loan B – U.S. Facility [Member]
Schedule of Indebtedness [Line Items]
Term Loan B – U.S. Facility	[1]	$ 1,320,531	$ 1,320,531
2027 Senior Unsecured Notes [Member]
Schedule of Indebtedness [Line Items]
Senior Notes	[2]	213,035	213,035
2026 Senior Secured Notes [Member]
Schedule of Indebtedness [Line Items]
Senior Secured Notes	[3]	387,047	387,047
2027 Senior Secured Notes [Member]
Schedule of Indebtedness [Line Items]
Senior Secured Notes	[4]	$ 224,995	$ 224,995

[1]	On December 6, 2019, Telesat GEO entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities are comprised of two tranches — a revolving credit facility of up to $200.0 million US dollars which matured in December 2024 and Term Loan B — U.S. Facility of US$1,908.5 million maturing in December 2026. During the three months ended March 31, 2026 and March 31, 2025, there were no repurchases of debt.
[2]	On October 11, 2019, Telesat GEO issued, through a private placement, US$550 million of 6.5% Senior Unsecured Notes, maturing in October 2027 (“2027 Senior Unsecured Notes”). During the three months ended March 31, 2026 and March 31, 2025, there were no repurchases of debt.
[3]	On April 27, 2021, Telesat GEO issued, through a private placement, US$500 million in aggregate principal amount of 5.625% Senior Secured Notes maturing in December 2026 (“2026 Senior Secured Notes”). During the three months ended March 31, 2026 and March 31, 2025, there were no repurchases of debt.
[4]	On December 6, 2019, Telesat GEO issued, through a private placement, US$400 million 4.875% Senior Secured Notes, maturing in June 2027 (“2027 Senior Secured Notes”). During the three months ended March 31, 2026 and March 31, 2025, there were no repurchases of debt.